Segment Information (Tables)	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Schedule of Segment Disclosure

The following tables present financial information for each reportable segment for the years ended March 31, 2026, 2025, and 2024 :

	For the Year Ended March 31, 2026
	Console game, hardware, and accessories	Game Publishing	Advertising Service	Total
Revenues from external customers	$228,776,065	$7,146,373	$1,508,407	$237,430,845
Revenues, a related party	114,094	-	4,655	118,749
Intersegment revenue	381,400	1,523,690	-	1,905,090
Total segment revenue	229,271,559	8,670,063	1,513,062	239,454,684

Reconciliation of revenue
Other revenue (a)				1,374,495
Elimination of intersegment revenues				(1,905,090)
Total consolidated revenues				$238,924,089

Less:
Cost of revenue	209,884,697	5,041,422	869,320
Advertising and marketing expenses	1,797,975	1,554,573	446,312
Amortization and depreciation	1,685,127	1,952	10,302
Provision for credit loss	888,599	339,214	13,310
Professional fee	2,162,300	1,028,376	8,569
R&D Expense	41,338	-	-
Rent	1,237,336	27,784	195,348
Salary expenses	11,518,294	1,680,194	614,099
Interest expenses	1,987,061	148,909	6,955
Other segments items (b)	2,284,422	331,587	(80,782)
Segment loss	(4,215,590)	(1,483,948)	(570,371)	$(6,269,909)

Reconciliation of segment loss
Add: Other profit (a)				175,468
Less: Elimination of intersegment profit				(11,360)
Less: Unallocated amounts
Other operating expenses				827,986
Advertising and marketing expenses				268,047
Amortization and depreciation				15,338
Professional fee				4,981,926
Salary expenses				1,428,087
Other expense, net				176,255
Debt issuance costs				379,242
Change in fair value of convertible notes and derivative liabilities				1,188,928
Change in fair value of contingent consideration for acquisition				10,614,578
Loss before income taxes				$(25,963,468)
	For the Year Ended March 31, 2025
	Console game, hardware, and accessories	Game Publishing	Advertising Service	Total
Revenues from external customers	$122,018,643	$16,029,524	$1,973,858	$140,022,025
Revenues, a related party	1,244,899	-	264,506	1,509,405
Intersegment revenue	-	7,727,708	-	7,727,708
Total segment revenue	123,263,542	23,757,232	2,238,364	149,259,138

Reconciliation of revenue
Other revenue (a)				541,156
Elimination of intersegment revenues				(7,727,708)
Total consolidated revenues				$142,072,586

Less:
Cost of revenue	115,884,467	11,110,156	956,391
Advertising and marketing expenses	1,091,784	629,239	412,225
Amortization and depreciation	2,303,694	-	33,397
Provision for (recovery from) credit loss	70,076	(205,580)	(60,199)
Professional fee	713,369	11,366	70,834
R&D Expense	209,746	-	-
Rent	680,867	-	232,918
Salary expenses	4,270,308	1,344,110	913,349
Interest expenses	644,003	14,822	6,359
Other segments items (b)	1,422,352	177,328	(113,400)
Segment profit (loss)	(4,027,124)	10,675,791	(213,510)	$6,435,157

Reconciliation of segment profit or loss
Add: Other profit (a)				26,835
Less: Elimination of intersegment profit				431,341
Less: Unallocated amounts
Other operating expenses				68,835
Professional fee				2,383,796
Salary expenses				112,603
Other expense, net				26,566
Debt issuance costs				1,590,750
Change in fair value of convertible notes and derivative liabilities				(4,875,420)
Change in fair value of contingent consideration for acquisition				545,428
Income (loss) before income taxes				$6,178,093
	For the Year Ended March 31, 2024
	Console game, hardware, and accessories	Game Publishing	Advertising Service	Total
Revenues from external customers	$90,976,328	$3,431,678	$2,716,090	$97,124,096
Revenues, a related party	42,477	-	-	42,477
Intersegment revenue	9,868	1,015,194	-	1,025,062
Total segment revenue	91,028,673	4,446,872	2,716,090	98,191,635

Reconciliation of revenue
Other revenue (a)				368,128
Elimination of intersegment revenues				(1,025,062)
Total consolidated revenues				$97,534,701

Less:
Cost of revenues	80,804,637	2,736,076	1,389,562
Advertising and marketing expenses	594,729	768,414	139,762
Amortization and depreciation	2,161,956	-	202,348
Provision for (recovery from) credit loss	165,315	234,075	84,858
Professional fee	791,998	35,372	35,190
R&D Expense	250,922	-	-
Rent	612,945	-	199,150
Salary expenses	3,458,457	765,423	1,183,987
Interest expenses	507,803	-	-
Other segments items (b)	(408,726)	128,312	121,649
Segment profit (loss)	2,088,637	(220,800)	(640,416)	$1,227,421

Reconciliation of segment profit or loss
Less: Other loss (a)				192,545
Less: Elimination of intersegment profit				175,361
Less: Unallocated amounts
Other operating expenses				48,252
Professional fee				1,095,390
Salary expenses				1,329,679
Other expense, net				21,830
Change in fair value of contingent consideration for acquisition				272,029
Income (loss) before income taxes				$(1,907,665)
(a)	Revenue and profit or loss from segments below the quantitative thresholds are attributable to an operating segment of the Company that includes the distribution of jewelry products. This operating segment has not met any of the quantitative thresholds for determining reportable segments.

(b)

Other segment items for each reportable segment include:

Console Game, hardware, and accessories - office, entertainment, travel, non-operating income from advertising compensation from vendors, foreign currencies gain or loss and other miscellaneous expenses

Game publishing - office, entertainment, travel, foreign currencies gain or loss, and other miscellaneous expenses

Advertising service - office, entertainment, travel, foreign currencies gain or loss, and other miscellaneous expenses

Schedule of Disaggregated Information of Revenues by Regions

Disaggregated information of revenues by regions are as follows:

	For the year ended	For the year ended	For the year ended
	March 31,	March 31,	March 31,
	2026	2025	2024
Singapore	$153,636,809	$71,202,860	$58,145,593
Hong Kong	59,230,088	53,720,233	32,696,502
China	2,232,545	12,626,821	-
Malaysia	14,664,763	4,522,672	6,692,606
Thailand	8,645,480	-	-
Other	514,404	-	-
Total revenue	$238,924,089	$142,072,586	$97,534,701

The following table presents long-lived assets by geographic area, which includes property and equipment, net operating leases right-of-use assets, and finance leases right-of-use assets:

	As of	As of
	March 31,	March 31,
	2026	2025
Singapore	$4,790,882	$954,399
Hong Kong	62,748	19,118
Malaysia	324,337	151,171
Brazil	283,656	-
Taiwan	205,990	-
Others	42,495	61,011
Total long-lived assets	$5,710,108	$1,185,699